Pruco Life Insurance Company of New Jersey	Thomas C. Castano
Vice President and Corporate Counsel
Law Department

Pruco Life Insurance Company

of New Jersey

213 Washington Street
Newark, NJ 07102-2992
(973) 802-4708 fax: (973) 802-9560

March 12, 2009

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D. C. 20549

Re: Pruco Life of New Jersey Variable Insurance Account (File No. 811-03646)

Dear Commissioners:

On behalf of Pruco Life Insurance Company of New Jersey and the Pruco Life of New Jersey Variable Insurance Account (the “Account”), we hereby submit, pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the “Act”), that the Account’s annual report for the period ending December 31, 2008 has been transmitted to contract owners in accordance with Rule 30e-2 under the Act.

We incorporate by reference the following annual report for the underlying fund:

Filer/Entity:	The Prudential Series Fund, Inc.
Registration No.:	811-03623
CIK No.:	0000711175
Accession No.:	0001193125-09-047660
Date of Filing:	03/06/09

If you have any questions regarding this filing, please contact me at (973) 802-4708.

Sincerely,

______/s/_________
Thomas C. Castano

VIA EDGAR